Nov. 14, 2025
BNY Mellon Institutional S&P 500 Stock Index Fund

The following information supplements the information in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

BNY Mellon Institutional S&P 500 Stock Index Fund Supplement to Current Summary Prospectus and Prospectus